Quarterly Report
June 30, 2019
MFS®  California
Municipal Bond Fund

Portfolio of Investments
6/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.4%
Airport Revenue – 9.4%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	$2,190,000	$2,560,198
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	615,000	654,692
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	165,000	174,804
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	3,000,000	3,095,880
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	2,311,454
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,598,925
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,594,110
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,403,740
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,198,850
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	1,500,000	1,556,175
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	785,338
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	781,621
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	925,080
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	3,126,912
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,447,120
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	570,000	610,396
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	3,420,000	4,147,434
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2041	5,000,000	5,774,700
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	1,430,000	1,527,941
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,181,790
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,315,560
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	2,560,000	2,717,389
		$44,490,109
General Obligations - General Purpose – 7.2%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,080,000	$1,081,652
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	80,000	83,909
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	820,000	837,310
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	85,000	86,722
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	95,000	96,998
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	7,980,000	8,684,634
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	400,000	430,704
State of California, 5.25%, 4/01/2035	2,545,000	2,815,076
State of California, 6%, 11/01/2039	3,000,000	3,047,100
State of California, 5.5%, 3/01/2040	3,670,000	3,768,503
State of California, 5.25%, 11/01/2040	2,775,000	2,913,722
State of California, 5%, 4/01/2045	7,000,000	8,608,530
State of California, Various Purpose General Obligation Refunding, “C”, 4%, 8/01/2037	1,700,000	1,890,825
		$34,345,685
General Obligations - Schools – 15.6%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$4,335,000	$3,494,010
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	2,785,000	3,067,594
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	2,115,421
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	2,465,000	2,797,849
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,568,397
Grossmont, CA, Union High School District, “B-2”, 4%, 8/01/2043	1,885,000	2,088,919
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	510,012
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	299,335
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	870,000	727,755
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	966,665
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2040	1,000,000	1,097,150
Marin County, CA, Marin Community College District (Election of 2016), “B”, 4%, 8/01/2039	2,000,000	2,211,920
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,844,743

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	$1,570,000	$1,088,811
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	1,570,000	1,668,690
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	500,000	331,080
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,181,578
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,135,060
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0.004% to 8/01/2028, 6.25% to 8/01/2043	4,145,000	3,932,610
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,653,231
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	987,575
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	974,976
Orange County, CA, Anaheim Elementary School District (Election of 2010), 2.75%, 8/01/2038	490,000	478,196
Orange County, CA, Garden Grove Unified School District, 4%, 8/01/2046	3,000,000	3,268,320
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	3,077,283
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	607,050
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,691,186
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,329,392
Placer and Sacramento Counties, CA, Roseville Joint Union High School District (School Facilities Improvement District No. 1), 4%, 8/01/2046	1,515,000	1,622,595
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	600,000	688,470
San Diego, CA, Community College District (Election of 2002), Convertible Capital Appreciation, 0% to 8/01/2019, 6% to 8/01/2033	2,000,000	2,586,400
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	1,235,000	642,780
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	2,145,000	2,334,554
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	1,235,000	1,357,512
San Mateo County, CA, Community College District, 5%, 9/01/2040	1,100,000	1,385,714
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/2021	4,300,000	4,174,139
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2042	1,000,000	1,093,700
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2044	1,250,000	1,363,312
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,679,938
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	987,484
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,033,478
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	2,152,720
		$74,297,604
Healthcare Revenue - Hospitals – 14.8%
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	$2,550,000	$2,982,735
California Health Facilities Financing Authority Rev. (Children's Hospital of Orange County), 6.25%, 11/01/2029	2,000,000	2,033,440
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,178,730
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	869,685
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/2039	1,000,000	1,010,100
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	1,160,000	1,274,388
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,205,710
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	3,180,000	3,723,239
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,484,279
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	986,587
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	487,144
California Municipal Finance Authority Rev. (Eisenhower Medical Center), 5%, 7/01/2042	2,000,000	2,285,520
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,136,630
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,781,786
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	231,951
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	186,046
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	95,355
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	346,960
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	451,877
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,671,705

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	$2,545,000	$2,839,355
California Statewide Communities Development Authority Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,748,685
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	4,000,000	4,739,040
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), “A”, 6%, 6/01/2033 (Prerefunded 6/01/2021)	1,250,000	1,365,925
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	1,000,000	1,003,220
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,164,440
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,306,180
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A2”, 5%, 11/01/2047	2,000,000	2,847,980
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,829,173
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	1,000,000	1,114,850
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	768,801
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	548,998
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	516,026
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,199,620
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	1,740,000	1,826,026
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	390,000	430,548
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	2,550,000	2,741,836
Madera County, CA, COP (Children's Hospital Central California), 5.375%, 3/15/2036 (Prerefunded 3/15/2020)	3,000,000	3,087,990
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2049	2,000,000	2,307,500
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,328,500
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	1,805,000	1,837,526
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,116,170
Upland, CA, COP (San Antonio Regional Hospital), 4%, 1/01/2042	1,000,000	1,046,950
Upland, CA, COP (San Antonio Regional Hospital), 5%, 1/01/2047	1,000,000	1,135,900
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,147,360
Washington, CA, Health Care District Rev., “A”, 6.25%, 7/01/2039	1,000,000	1,002,230
		$70,424,696
Healthcare Revenue - Long Term Care – 4.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$850,000	$914,838
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	1,270,000	1,391,171
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	820,799
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,156,730
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	2,000,000	2,344,440
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	481,275
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	474,514
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	474,141
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	1,063,976
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	1,405,000	1,537,140
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,500,000	1,517,520
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,904,756
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	778,901
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	1,835,000	2,123,022
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	750,000	807,750
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/2034 (Prerefunded 6/01/2020)	1,090,000	1,138,429
		$18,929,402
Industrial Revenue - Other – 0.3%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$640,000	$690,605
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	885,000	975,650
		$1,666,255

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 1.8%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$941,128
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	938,697
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,509,885
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “C”, 5%, 6/01/2037	1,465,000	1,777,836
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “C”, 5%, 6/01/2038	1,250,000	1,510,550
San Francisco, CA, City & County Airports Commission, International Airport Rev., Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,808,663
		$8,486,759
Port Revenue – 0.4%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$2,009,045
Sales & Excise Tax Revenue – 1.0%
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	$64,000	$66,035
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	16,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,383,000	1,344,359
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	591,000	591,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 4.55%, 7/01/2040	179,000	172,735
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 4.75%, 7/01/2053	4,000	3,775
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 5%, 7/01/2058	72,000	69,660
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	16,000	13,599
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	171,000	130,887
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	21,725
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	979,815
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,522,000	849,900
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	722,000	165,121
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	926,000	156,207
		$4,580,818
Secondary Schools – 3.5%
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	$750,000	$818,888
California Municipal Finance Authority Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	838,545
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	865,244
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038	970,000	1,088,000
California Public Finance Authority Educational Facilities Rev. (Trinity Classical Academy), “A”, 5%, 7/01/2036	400,000	424,228
California Public Finance Authority Educational Facilities Rev. (Trinity Classical Academy), “A”, 5%, 7/01/2044	375,000	386,306
California Public Finance Authority Educational Facilities Rev. (Trinity Classical Academy), “A”, 5%, 7/01/2054	1,000,000	1,018,120
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	415,000	459,098
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	415,000	458,089
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2041	500,000	552,510
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046	1,000,000	1,050,600
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	1,245,000	1,420,059
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038	870,000	1,014,916
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048	870,000	1,000,805
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	589,037
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037	505,000	586,997
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	517,390
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047	745,000	851,900
California School Finance Authority, School Facility Rev. (KIPP SoCal), “A”, 5%, 7/01/2049	1,050,000	1,230,327
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,362,037
		$16,533,096

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 3.3%
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	$2,120,000	$2,390,194
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/2020	1,070,000	1,073,221
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.51% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,360,000	2,199,213
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2034	1,000,000	1,187,850
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	937,920
Ontario Public Finance Authority Lease Rev., AGM, 5%, 11/01/2042	1,025,000	1,218,817
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	598,140
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,193,920
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	655,012
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/2040 (Prerefunded 9/01/2020)	1,000,000	1,048,090
Santa Clara and Santa Cruz Counties, CA, West Valley-Mission Community College District (Election of 2018), “A”, 4%, 8/01/2044	2,650,000	2,976,718
		$15,479,095
Tax - Other – 1.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$445,000	$452,605
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	147,627
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	315,000	349,889
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	188,180
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	545,780
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	545,000	549,949
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	665,000	719,922
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,930,000	2,125,876
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	1,145,000	1,268,030
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	4,870,000	1,946,101
		$8,293,959
Tax Assessment – 4.8%
California Statewide Communities Development Authority Rev., “A”, 5%, 9/02/2048	$1,000,000	$1,145,770
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,097,340
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District No. 31), “A”, 5%, 9/01/2037	1,000,000	1,065,610
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	1,038,266
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,119,880
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2022	340,000	378,838
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2023	340,000	389,902
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	943,740
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	752,596
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,558,049
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,094,380
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	3,030,247
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,061,343
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,303,400
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,598,429
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.375%, 8/01/2032 (Prerefunded 8/01/2019)	1,000,000	1,004,220
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.5%, 8/01/2039 (Prerefunded 8/01/2019)	1,000,000	1,004,310
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	846,120
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NATL, 5%, 8/01/2043	1,100,000	1,271,127
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,149,840
		$22,853,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	$1,080,000	$1,079,968
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,195,000	1,200,975
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “A-1”, 5%, 6/01/2029	2,000,000	2,360,100
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,800,000	1,957,230
		$6,598,273
Toll Roads – 1.3%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$2,985,000	$3,382,841
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	962,439
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	1,680,000	1,858,534
		$6,203,814
Transportation - Special Tax – 1.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$460,000	$505,089
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	95,000	108,263
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	150,000	170,439
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	415,000	420,187
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	55,000	55,459
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,060,000	2,223,234
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	2,300,000	2,471,695
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	225,000	246,112
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,530,000	1,672,581
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	690,000	769,460
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	245,000	265,448
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	170,000	184,057
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	65,000	65,079
		$9,157,103
Universities - Colleges – 8.4%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$1,800,000	$2,155,626
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	1,067,410
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	503,765
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,494,800
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	765,614
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/2040 (Prerefunded 4/01/2020)	3,000,000	3,108,570
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	1,465,000	2,129,905
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,171,910
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,168,120
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	581,835
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	860,000	954,626
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	900,000	1,000,098
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,215,260
California Educational Facilities Authority Rev. (University of the Pacific), 5.25%, 11/01/2029	1,265,000	1,281,179
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	746,519
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,415,776
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,171,850
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	5,029,641
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/2030 (Prerefunded 6/01/2020)	1,500,000	1,568,055
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	1,500,000	1,569,750
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,756,005
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,727,325
California Municipal Finance Authority Rev. (William Jessup), 5%, 8/01/2039	500,000	553,375
California Public Works Board Lease Rev. (Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,321,860
California State University Rev., “A”, 5%, 11/01/2024	2,130,000	2,318,547
		$39,777,421

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 3.0%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	$225,000	$250,504
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	3,088,384
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	3,065,000	3,604,041
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	437,145
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	544,958
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,628,597
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,270,000	1,429,271
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,165,010
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	1,740,000	1,996,580
		$14,144,490
Utilities - Cogeneration – 0.6%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039	$1,000,000	$1,194,320
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045	1,610,000	1,905,065
		$3,099,385
Utilities - Investor Owned – 0.4%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	$2,000,000	$2,086,660
Utilities - Municipal Owned – 3.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$230,000	$258,290
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	260,000	290,776
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2026 (Prerefunded 11/01/2020)	1,245,000	1,308,433
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,509,940
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,155,000	903,787
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	140,850
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	325,000	255,125
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	405,000	316,913
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	598,612
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,315,000	1,330,070
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	156,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	485,150
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	225,000	243,605
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	825,000	893,854
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	290,000	225,113
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	255,125
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	545,000	588,922
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	1,585,000	1,713,876
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,280,144
		$15,755,085
Utilities - Other – 1.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$2,623,408
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,455,951
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	2,108,751
		$7,188,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 5.8%
Alameda and Contra Costa Counties, CA, East Bay Municipal District Water System Rev., “A”, 5%, 6/01/2044	$4,000,000	$4,960,560
Fillmore, CA, Wastewater Refunding Rev., AGM, 5%, 5/01/2047	3,000,000	3,505,080
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	525,000	547,586
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	2,560,000	2,628,608
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,931,128
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	482,018
San Mateo-Foster City, CA, Public Financing Authority, Wastewater Rev. (Clean Water Program), 4%, 8/01/2044	2,205,000	2,452,048
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,430,500
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,568,630
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	1,715,000	1,902,449
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	2,031,670
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	983,044
		$27,423,321
Total Municipal Bonds		$453,823,592
Trust Units – 0.5%
Sales & Excise Tax Revenue – 0.5%
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (taxable), 8/01/2040	56,678	$48,035
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (tax-exempt), 8/01/2040	172,100	124,773
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/01/2041	36,911	31,282
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	114,012	82,659
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	129,721	109,939
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	557,741	404,362
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 8/01/2043	45,023	38,157
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	300,534	217,887
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (taxable), 8/01/2044	19,921	16,883
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	551,911	400,135
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	14,926	12,650
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	45,327	32,862
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	233,856	198,193
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	874,424	633,957
Total Trust Units		$2,351,774
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 2.42% (v)	11,276,452	$11,277,579

Other Assets, Less Liabilities – 1.7%		8,110,870
Net Assets – 100.0%		$475,563,815
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,277,579 and $456,175,366, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,610,700, representing 0.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation

Portfolio of Investments (unaudited) – continued
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 6/30/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	93	$14,470,219	September – 2019	$(289,154)
At June 30, 2019, the fund had cash collateral of $223,200 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$456,175,366	$—	$456,175,366
Mutual Funds	11,277,579	—	—	11,277,579
Total	$11,277,579	$456,175,366	$—	$467,452,945
Other Financial Instruments
Futures Contracts - Liabilities	$(289,154)	$—	$—	$(289,154)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,566,146	$55,655,037	$55,944,689	$(9)	$1,094	$11,277,579

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$61,514	$—

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2019, are as follows:
California	87.8%
Puerto Rico	6.4%
Illinois	0.8%
Guam	0.7%
Ohio	0.6%
Pennsylvania	0.6%
Alabama	0.3%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.